UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                Amended Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [X]; Amendment Number:   One
                                               -------
This Amendment (Check only one.):               [x] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mount Lucas Management Corporation
Address:   47 Hulfish Street, Suite 510
           Princeton, NJ 08542
           -----------------------------------------------------

Form 13F File Number: 28-11021
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Timothy J. Rudderow
        -------------------------
Title:  President
        -------------------------
Phone:  609-924-8868
        -------------------------

Signature, Place, and Date of Signing:

/s/ Timothy J. Rudderow             Princeton, New Jersey             09/12/2007
-----------------------             ---------------------             ----------
      [Signature]                       [City, State]                   [Date]

Subsequent to filing its Form 13F on August 14, 2007, Mt. Lucas Management Corporation realized that three positions stated in its Form 13F Information Table contained errors. This Amended 13F is limited and restates only the 3 corrected positions set forth on the following 13F Information Table after the Cover and Summary Pages. The remaining 13F positions from Mt. Lucas Management Corporation's August 14, 2007 filing are not being amended at this time.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:            3
                                         -----------
Form 13F Information Table Value Total:       $3,748
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ----
CIENA CORP                     Common Stock     171779309     1799   49784 SH       SOLE             49784      0    0
COMCAST CORP-CL A              Common Stock     20030N101     1466   52143 SH       SOLE             52143      0    0
MERCER INTL INC-SBI            Common Stock     588056101      483   47400 SH       SOLE             47400      0    0